Borrowings and Debt Securities : Long-term borrowings (Details) ₨ in Thousands, ¥ in Thousands, Rp in Thousands, JD in Thousands, $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2017 KRW (₩)		Dec. 31, 2016 KRW (₩)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 JOD (JD)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2017 PKR (₨)	Dec. 31, 2016 JPY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 JOD (JD)	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2016 PKR (₨)
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings		₩ 2,584,280		₩ 2,110,727
Less : Discount on long-term borrowings		(21,999)		(26,838)
Less : Current portion of long-term borrowings		(128,543)		(310,977)
Add : Current portion of discount on long-term borrowings		886		979
Long-term borrowings		₩ 2,434,624		₩ 1,773,891
Local long-term borrowings 1 [Member]
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor		Korea Development Bank		Korea Development Bank
Purpose of borrowings		Others		Others
Borrowings interest rate		0.50		0.50
Borrowings, maturity		2018~2044		2018~2044
Borrowings		₩ 4,909		₩ 5,663
Local long-term borrowings 2 [Member]
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor		Korea Development Bank		Korea Development Bank
Purpose of borrowings		Facility		Facility
Borrowings interest rate		2.45~4.60		2.45~4.60
Borrowings, maturity		2023~2028		2023~2028
Borrowings		₩ 68,883		₩ 61,835
Local long-term borrowings 3 [Member]
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor		Korea Development Bank		Korea Development Bank
Purpose of borrowings		Facility		Facility
Borrowings interest rate		1yr KoFC bond rate+0.31		1yr KoFC bond rate+0.31
Borrowings, maturity		2018		2018
Borrowings		₩ 25,000		₩ 125,000
Local long-term borrowings 4 [Member]
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor		Korea Development Bank		Korea Development Bank
Purpose of borrowings		Operating funds		Operating funds
Borrowings interest rate		2.59~3.04		2.75
Borrowings, maturity		2018~2020		2018
Borrowings		₩ 47,000		₩ 12,000
Local long-term borrowings 5 [Member]
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor		Korea Development Bank
Purpose of borrowings		Operating funds
Borrowings interest rate		1yr KoFC bond rate+0.95
Borrowings, maturity		2020
Borrowings		₩ 14,000
Local long-term borrowings 6 [Member]
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor		KEB Hana Bank		KEB Hana Bank
Purpose of borrowings		Commercial Paper		Commercial Paper
Borrowings interest rate		3M CD+0.24~0.32		3M CD+0.14
Borrowings, maturity		2021~2022		2017
Borrowings		₩ 400,000		₩ 100,000
Local long-term borrowings 7 [Member]
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor		KEB Hana Bank		KEB Hana Bank
Purpose of borrowings		Facility		Facility
Borrowings interest rate		4.60		4.60
Borrowings, maturity		2028		2028
Borrowings		₩ 15,038		₩ 16,851
Local long-term borrowings 8 [Member]
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor		KEB Hana Bank		KEB Hana Bank
Purpose of borrowings		Facility		Facility
Borrowings interest rate		3yr KTB rate-1.25		3yr KTB rate-1.25
Borrowings, maturity		2018~2028		2017~2028
Borrowings		₩ 8,947		₩ 9,655
Local long-term borrowings 9 [Member]
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor		IBK		IBK
Purpose of borrowings		PF Refinancing		PF Refinancing
Borrowings interest rate		CD+1.25		CD+1.25
Borrowings, maturity		2030		2030
Borrowings		₩ 22,500		₩ 22,500
Local long-term borrowings 10 [Member]
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor		Export-Import Bank of Korea		Export-Import Bank of Korea
Purpose of borrowings		Project loans		Project loans
Borrowings interest rate		1.5		1.5
Borrowings, maturity		2026		2026
Borrowings		₩ 25,042		₩ 30,935
Local long-term borrowings 11 [Member]
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor		Export-Import Bank of Korea
Purpose of borrowings		Operating funds
Borrowings interest rate		2.21
Borrowings, maturity		2020
Borrowings		₩ 35,000
Local long-term borrowings 12 [Member]
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor				Korea Resources Corporation
Purpose of borrowings				Development of power resouces
Borrowings interest rate				3yr KTB rate -2.25
Borrowings, maturity				2022~2025
Borrowings				₩ 14,039
Local long-term borrowings 13 [Member]
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor				Korea Resources Corporation
Purpose of borrowings				Facility
Borrowings interest rate				3yr KTB rate -2.25
Borrowings, maturity				2017~2024
Borrowings				₩ 3,842
Local long-term borrowings 14 [Member]
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor				Korea Resources Corporation
Purpose of borrowings				Project loans
Borrowings interest rate				-
Borrowings, maturity				2022~2025
Borrowings				₩ 3,733
Local long-term borrowings 15 [Member]
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor				Korea Resources Corporation
Purpose of borrowings				Others
Borrowings interest rate				KTB rate -2.25
Borrowings, maturity				2024~2025
Borrowings				₩ 12,131
Local long-term borrowings 16 [Member]
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	[1]	Korea Energy Agency
Purpose of borrowings	[1]	Development of power resouces
Borrowings interest rate	[1]	3yr KTB rate-2.25
Borrowings, maturity	[1]	2023~2025
Borrowings	[1]	₩ 6,765
Local long-term borrowings 17 [Member]
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	[1]	Korea Energy Agency
Purpose of borrowings	[1]	Facility loan
Borrowings interest rate	[1]	3yr KTB rate-2.25
Borrowings, maturity	[1]	2018~2024
Borrowings	[1]	₩ 3,121
Local long-term borrowings 18 [Member]
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	[1]	Korea Energy Agency
Purpose of borrowings	[1]	Project loans
Borrowings interest rate	[1]	-
Borrowings, maturity	[1]	2022~2025
Borrowings	[1]	₩ 3,733
Local long-term borrowings 19 [Member]
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	[1]	Korea Energy Agency
Purpose of borrowings	[1]	Others
Borrowings interest rate	[1]	KTB rate -2.25
Borrowings, maturity	[1]	2024~2028
Borrowings	[1]	₩ 18,455
Local long-term borrowings 20 [Member]
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor		Shinhan Bank and others		Shinhan Bank and others
Purpose of borrowings		Collateral borrowing		Collateral borrowing
Borrowings interest rate		2.32		2.22
Borrowings, maturity		2019		2017
Borrowings		₩ 30,000		₩ 30,000
Local long-term borrowings 21 [Member]
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor		Shinhan Bank and others		Shinhan Bank and others
Purpose of borrowings		Facility loan		Facility loan
Borrowings interest rate		CB rate+1.10		CB rate+1.10
Borrowings, maturity		2028		2028
Borrowings		₩ 22,557		₩ 25,276
Local long-term borrowings 22 [Member]
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor		Shinhan Bank and others		Shinhan Bank and others
Purpose of borrowings		Operating funds		Operating funds
Borrowings interest rate		2.70		2.70~2.86
Borrowings, maturity		2018		2017~2018
Borrowings		₩ 15,000		₩ 25,000
Local long-term borrowings 23 [Member]
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor		Shinhan Bank and others		Shinhan Bank and others
Purpose of borrowings		Others		Others
Borrowings interest rate		4.10		4.10
Borrowings, maturity		2035		2035
Borrowings		₩ 105,000		₩ 55,000
Local long-term borrowings 24 [Member]
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor		Shinhan Bank and others		Shinhan Bank and others
Purpose of borrowings		Others		Others
Borrowings interest rate		Standard overdraft rate +1.10		3yr KTB rate+1.10
Borrowings, maturity		2035		2035
Borrowings		₩ 105,000		₩ 55,000
Local long-term borrowings 25 [Member]
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor		Kookmin Bank		Kookmin Bank
Purpose of borrowings		Facility loan		Facility loan
Borrowings interest rate		MOR+0.79		MOR+0.62~0.79
Borrowings, maturity		2023		2017~2023
Borrowings		₩ 35,000		₩ 45,000
Local long-term borrowings 26 [Member]
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor		Kookmin Bank
Purpose of borrowings		Facility loan
Borrowings interest rate		3.16
Borrowings, maturity		2020
Borrowings		₩ 10,000
Local long-term borrowings 27 [Member]
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor		Other Creditors		Other Creditors
Purpose of borrowings		Facility loan		Facility loan
Borrowings interest rate		1.75~4.60		1.75~4.60
Borrowings, maturity		2026~2029		2026~2029
Borrowings		₩ 148,423		₩ 146,472
Local long-term borrowings 28 [Member]
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor		Other Creditors		Other Creditors
Purpose of borrowings		Facility loan		Facility loan
Borrowings interest rate		CB rate+1.10~1.20		CB rate+1.10~1.20
Borrowings, maturity		2022~2028		2022~2028
Borrowings		₩ 46,278		₩ 34,951
Local long-term borrowings 29 [Member]
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor		Other Creditors		Other Creditors
Purpose of borrowings		PF Refinancing		PF Refinancing
Borrowings interest rate		4.1		4.1
Borrowings, maturity		2030		2030
Borrowings		₩ 62,500		₩ 62,500
Local long-term borrowings 30 [Member]
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor		Other Creditors		Other Creditors
Purpose of borrowings		Others		Others
Borrowings interest rate		4.50~8.00		8
Borrowings, maturity		2022~2039		2036
Borrowings		₩ 102,346		₩ 102,347
Local long-term borrowings 31 [Member]
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor				Other Creditors
Purpose of borrowings				Others
Borrowings interest rate				-
Borrowings, maturity				2028
Borrowings				₩ 7,250
Local long-term borrowings 32 [Member]
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings		1,380,497		1,006,980
Foreign long-term borrowings [Member]
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings		₩ 1,203,783		₩ 1,103,747
Foreign long-term borrowings 1 [Member]
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor				Korea National Oil Corporation
Purpose of borrowings				Project loans
Borrowings interest rate				-
Borrowings, maturity				2021~2023
Borrowings				₩ 10,567							$ 8,744
Foreign long-term borrowings 2 [Member]
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	[1]	Korea Energy Agency
Purpose of borrowings	[1]	Project loans
Borrowings interest rate	[1]	-
Borrowings, maturity	[1]	2021~2023
Borrowings		₩ 9,368	[1]			$ 8,744
Foreign long-term borrowings 3 [Member]
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor		Export-Import Bank of Korea and others
Purpose of borrowings		Direct loan and others
Borrowings interest rate		1M Libor+1.80~3.20
Borrowings, maturity		2036
Borrowings		₩ 69,548				64,913
Foreign long-term borrowings 4 [Member]
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor		Export-Import Bank of Korea and others		Export-Import Bank of Korea and others
Purpose of borrowings		Direct loan and others		Direct loan and others
Borrowings interest rate		3M Libor+2.75~3.70		3M Libor+2.75~3.70
Borrowings, maturity		2027		2027
Borrowings		₩ 254,514		₩ 305,332			JD 168,663					JD 178,892
Foreign long-term borrowings 5 [Member]
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor		Export-Import Bank of Korea and others		Export-Import Bank of Korea and others
Purpose of borrowings		Commercial loan and others		Commercial loan and others
Borrowings interest rate		3M Libor+1.50~2.50		3M Libor+1.50~2.50
Borrowings, maturity		2030~2033		2030~2033
Borrowings		₩ 309,662		₩ 362,379		289,026					299,859
Foreign long-term borrowings 6 [Member]
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor		Export-Import Bank of Korea and others		Export-Import Bank of Korea and others
Purpose of borrowings		PF Loan		PF Loan
Borrowings interest rate		6M Libor+1.70~2.50		6M Libor+2.50~2.70
Borrowings, maturity		2032		2032
Borrowings		₩ 132,054		₩ 144,594		123,253					119,647
Foreign long-term borrowings 7 [Member]
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor		SCNT and others		SCNT and others
Purpose of borrowings		Shareholder’s loan		Shareholder’s loan
Borrowings interest rate		6.50~8.00		6.50~8.00
Borrowings, maturity		2023		2023
Borrowings		₩ 44,697		₩ 49,086		41,718					40,618
Foreign long-term borrowings 8 [Member]
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor		SCNT and others		SCNT and others
Purpose of borrowings		Shareholder’s loan		Shareholder’s loan
Borrowings interest rate		8		8
Borrowings, maturity		2031		2031
Borrowings		₩ 7,750		₩ 12,166			JD 5,136					JD 7,128
Foreign long-term borrowings 9 [Member]
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor		PT PJB		PT PJB
Purpose of borrowings		Shareholder’s loan		Shareholder’s loan
Borrowings interest rate		12.75		12.75
Borrowings, maturity		2019		2019
Borrowings		₩ 864		₩ 1,500				Rp 10,932,568					Rp 16,705,505
Foreign long-term borrowings 10 [Member]
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor		Samsung Life Insurance and others		Samsung Life Insurance and others
Purpose of borrowings		Syndicated loan		Syndicated loan
Borrowings interest rate		3.10		3.10
Borrowings, maturity		2032		2032
Borrowings		₩ 50,540		₩ 18,227	¥ 5,325,000					¥ 1,758,000
Foreign long-term borrowings 11 [Member]
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor		Woori Bank and others		Woori Bank and others
Purpose of borrowings		Syndicated loan		Syndicated loan
Borrowings interest rate		JPY 6M Libor +2.00		JPY 6M Libor+2.10
Borrowings, maturity		2032		2032
Borrowings		₩ 32,602		₩ 12,151	¥ 3,435,000					¥ 1,172,000
Foreign long-term borrowings 12 [Member]
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor		SMBC and others		SMBC and others
Purpose of borrowings		Equity Bridge Loan		Equity Bridge Loan
Borrowings interest rate		1M Libor+0.90		1M Libor+0.90
Borrowings, maturity		2019		2019
Borrowings		₩ 76,054		₩ 45,897		70,986					37,978
Foreign long-term borrowings 13 [Member]
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor		IFC and others		IFC and others
Purpose of borrowings		Others		Others
Borrowings interest rate		6M Libor+5.00		6M Libor+5.00
Borrowings, maturity		2031		2031
Borrowings		₩ 161,195		₩ 134,972					₨ 16,652,350					₨ 11,706,160
Foreign long-term borrowings 14 [Member]
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor		Federal Financing Bank
Purpose of borrowings		PF loan
Borrowings interest rate		2.39
Borrowings, maturity		2031
Borrowings		₩ 51,819				48,366
Foreign long-term borrowings 15 [Member]
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor		Other Creditors		Other Creditors
Purpose of borrowings		Others		Others
Borrowings interest rate		-		-
Borrowings, maturity		2019		2019
Borrowings		₩ 3,116		₩ 6,876		$ 2,907					$ 5,691

[1]	As of July 1, 2017, loan business for energy-related projects has been integrated into Korea Energy Agency in accordance with the Korean government’s restructuring of the public institutions.